Loomis Sayles Small Cap Growth Portfolio Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000 Index (reflects no deduction for mutual fund fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.29%
Russell 2000 Growth Index (reflects no deduction for mutual fund fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	13.01%	3.18%	9.57%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		4.03%	2.54%	10.12%
Class B
Prospectus [Line Items]
Average Annual Return, Percent		3.73%	2.28%	9.84%
Class E
Prospectus [Line Items]
Average Annual Return, Percent		3.80%	2.38%	9.95%

[1]	Effective April 27, 2026, the Russell 2000 Growth Index replaced the MSCI U.S. Small Cap Growth Index as the Portfolio’s additional index reflecting the market segment(s) in which the Portfolio invests because the Portfolio believes the Russell 2000 Growth Index is more closely aligned with the Portfolio’s investment process and resulting characteristics.